Leases	12 Months Ended
Mar. 31, 2011
Leases
Leases

16.    Leases:

NTT Group leases certain office space, employees' residential facilities and other assets, recorded as either capital leases or operating leases.

Capital Lease—Lessee—

Assets acquired under capital leases at March 31, 2010 and 2011 were as follows:

Class of property	2010	2011
	Millions of yen
Buildings	¥7,748	¥7,365
Machinery, vessels and tools	99,865	90,532
Accumulated depreciation	(65,002)	(53,758)

Total	¥42,611	¥44,139

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments at March 31, 2011 are as follows:

Year ending March 31	Millions of yen
2012	¥24,158
2013	16,914
2014	10,495
2015	6,507
2016	3,604
Thereafter	8,170

Total minimum lease payments	69,848
Less—Amount representing interest	(13,677)

Present value of net minimum lease payments	56,171
Less—Current obligation(*)	(21,353)

Long-term capital lease obligations	¥34,818

(*)	Current obligation is included in "Other (Current liabilities)" in the consolidated balance sheets.

Operating Lease—Lessee—

Rental expenses under operating leases for land, buildings and equipment for the fiscal years ended March 31, 2009, 2010 and 2011 were ¥230,192 million, ¥204,011 million and ¥204,999, respectively.

Minimum future rental payments under operating leases that have initial or remaining non-cancellable lease terms in excess of one year at March 31, 2011 are as follows.

Year ending March 31	Millions of yen
2012	¥19,540
2013	15,674
2014	13,262
2015	4,174
2016	2,484
Thereafter	10,940

Total	¥66,074